Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Sep. 30, 2020
Entity Registrant Name	VIRTUS EQUITY TRUST
Entity Central Index Key	0000034273
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 04, 2021
Document Effective Date	Feb. 01, 2021
Prospectus Date	Feb. 01, 2021
Virtus KAR Mid-Cap Core Fund | Class R6
Prospectus:
Trading Symbol	VRMCX
Virtus KAR Mid-Cap Core Fund | Class I
Prospectus:
Trading Symbol	VIMCX
Virtus KAR Mid-Cap Core Fund | Class C
Prospectus:
Trading Symbol	VMCCX
Virtus KAR Mid-Cap Core Fund | Class A
Prospectus:
Trading Symbol	VMACX